Commitments and Contingencies (Details Narrative) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Amount of commitments	¥ 2.4
Amount of commitments	1.4
Amount of commitments	1.0
Refund from legal settlement	8.4
Loss on litigation settlements	¥ 8.4	¥ 8.4